Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning benefit obligation
Plan amendments	$ 527
Change in the fair value of plan assets:
Beginning plan assets	2,248
Ending plan assets	1,952	$ 2,248
Pension Plans
Beginning benefit obligation
Beginning benefit obligation	2,938	3,029
Service cost	22	23	$ 25
Interest cost	44	74	71
Plan participants’ contributions	3	3
Actuarial loss	215	377
Gross benefits paid	(139)	(156)
Plan amendments	2	(2)
Currency translation adjustments and other	(426)	(410)
Ending benefit obligation	2,659	2,938	3,029
Change in the fair value of plan assets:
Beginning plan assets	2,096	2,281
Actual return on plan assets	231	305
Employer contributions	70	53
Plan participants’ contributions	3	3
Gross benefits paid	(114)	(130)
Currency translation adjustments and other	(479)	(416)
Ending plan assets	1,807	2,096	2,281
Funded status	(852)	(842)
Healthcare
Beginning benefit obligation
Beginning benefit obligation	412	434
Service cost	4	5	6
Interest cost	10	14	24
Plan participants’ contributions	5	10
Actuarial loss	21	45
Gross benefits paid	(37)	(42)
Plan amendments	1	(47)
Currency translation adjustments and other	2	(7)
Ending benefit obligation	418	412	434
Change in the fair value of plan assets:
Beginning plan assets	152	141
Actual return on plan assets	17	27
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	(9)	(16)
Currency translation adjustments and other	(15)	0
Ending plan assets	145	152	141
Funded status	(273)	(260)
Other
Beginning benefit obligation
Beginning benefit obligation	431	422
Service cost	16	13	15
Interest cost	1	3	3
Plan participants’ contributions	0	0
Actuarial loss	0	37
Gross benefits paid	(31)	(37)
Plan amendments	0	0
Currency translation adjustments and other	38	(7)
Ending benefit obligation	455	431	422
Change in the fair value of plan assets:
Beginning plan assets	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	0	0
Currency translation adjustments and other	0	0
Ending plan assets	0	0	$ 0
Funded status	$ (455)	$ (431)